CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING - Repurchase agreements (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities				S/ 139,747,905
Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities		S/ 6,331,465	S/ 7,944,790
BCRP one [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency		Soles
Borrowings, maturity		February 2020 / October 2020	January 2019 / November 2019
Financial liabilities		S/ 2,800,400	S/ 2,948,500
Description of collateral held as security and other credit enhancements		Cash with BCRP	Cash with BCRP
BCRP two [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency		Soles
Borrowings, maturity		June 2020 / November 2020	January 2019 / November 2020
Financial liabilities		S/ 1,504,088	S/ 2,220,265
Description of collateral held as security and other credit enhancements		Investments	Investments
Natixis SA one [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency		Soles
Borrowings, maturity		August 2020 / August 2028	August 2020 / August 2028
Financial liabilities		S/ 570,000	S/ 570,000
Description of collateral held as security and other credit enhancements		Investments	Investments
Banco Central de Bolivia [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency		Bolivianos
Borrowings, maturity		May 2020 / February 2021	May 2019
Financial liabilities		S/ 398,586	S/ 89,941
Description of collateral held as security and other credit enhancements		Cash	Cash
Nomura International PLC two [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency	[1]	U.S. Dollar
Borrowings, maturity	[1]	August 2020	August 2020
Financial liabilities	[1]	S/ 265,120	S/ 269,840
Description of collateral held as security and other credit enhancements	[1]	Investments and cash	Investments and cash
Nomura International PLC three [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency		U.S. Dollar
Borrowings, maturity		August 2020	August 2020
Financial liabilities		S/ 231,980	S/ 236,110
Description of collateral held as security and other credit enhancements		Investments and cash	Investments and cash
Citigroup Global Markets Limited one [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency		U.S. Dollar
Borrowings, maturity		August 2026	August 2026
Financial liabilities		S/ 149,130	S/ 151,785
Description of collateral held as security and other credit enhancements		Investments	Investments
Citigroup Global Markets Limited two [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency		Soles
Borrowings, maturity		August 2020	August 2020
Financial liabilities		S/ 100,000	S/ 100,000
Description of collateral held as security and other credit enhancements		Investments	Investments
Natixis S.A Five [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency		U.S. Dollar
Borrowings, maturity		August 2026	August 2026
Financial liabilities		S/ 82,850	S/ 84,325
Description of collateral held as security and other credit enhancements		Investments	Investments
Banco De Le Republica [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency		Colombian pesos
Borrowings, maturity		January 2020	January 2019
Financial liabilities		S/ 64,540	S/ 42,607
Description of collateral held as security and other credit enhancements		Investments	Investments
Nomura International PLC five [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency		U.S. Dollar
Borrowings, maturity		-	March 2019 / December 2019
Financial liabilities			S/ 505,950
Description of collateral held as security and other credit enhancements		-	Investments
Natixis [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency		U.S. Dollar
Borrowings, maturity		-	January 2019 / March 2019
Financial liabilities			S/ 566,962
Description of collateral held as security and other credit enhancements		-	Investments
Others | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Description of presentation currency		-
Borrowings, maturity		January 2020 / April 2033	January 2019 / October 2033
Financial liabilities		S/ 64,970	S/ 70,298
Description of collateral held as security and other credit enhancements		Investments	Investments
Accrued Interest [Member] | Debt instruments [Member]
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Financial liabilities		S/ 99,801	S/ 88,207

[1]	(i) At December 31, 2019, the Group maintains an IRS and a CCS which were together designated as a cash flow hedge of a repurchase agreement in U.S. Dollars at variable rate for a notional amount of US$80.0 million, equivalent to S/265.1 million (approximately US$80.0 million, equivalent to S/269.8 million, at December 31, 2018). By means of the IRS and the CCS, said repurchase agreement was economically converted to soles at fixed interest rate; see note 13(b).